Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Parenthetical) (Detail) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowances recognized in relation to deferred tax assets	€ 25.4	€ 25.0	€ 30.5